Note 7 - Other Current and Non-current Assets	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]
7.	OTHER CURRENT AND NON-CURRENT ASSETS

(a)	Other current assets

	As at	As at
	June 30, 2019	March 31, 2019
Prepaid expenses and deposits	$20,849	$45,709
Customer acquisition costs	74,973	75,707
Green certificates	21,198	39,749
Gas delivered in excess of consumption	4,476	3,121
Inventory	6,059	4,954
	$127,555	$169,240

(b)	Other non-current assets

	As at	As at
	June 30, 2019	March 31, 2019
Customer acquisition costs	$43,872	$46,416
Income taxes recoverable	1,516	3,096
	$45,388	$49,512